Condensed Balance Sheets (Parenthetical) - $ / shares	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	6,894,356	6,894,356	6,894,356
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	48,478,678	48,478,678	7,146,202
Common stock, shares outstanding	48,478,678	48,478,678	7,146,202
Treasury stock, share	39,975	39,975	39,975
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,105,644	1,105,644	1,105,644
Preferred stock, shares issued	0	0	1,105,644
Preferred stock, shares outstanding	0	0	1,105,644
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	2,000,000	0
Preferred stock, shares outstanding	2,000,000	2,000,000	0